Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets [Abstract]
Securities available for sale	$ 268,120	$ 162,258
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	83,107	128,126
Securities available for sale	268,120	162,258
Securities held to maturity	7,049	7,986
Loans, net	1,051,737	963,133
Interest rate swap derivatives	656	1,147
Accrued interest receivable	4,805	3,606
Financial Liabilities [Abstract]
Deposits	1,275,178	1,127,136
Other borrowed funds	39,740	44,593
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	657	1,147
Accrued interest payable	$ 5,234	$ 6,597
Carrying Amount [Member] | Level 1 [Member]
Financial Assets [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other liabilities
Financial Liabilities [Abstract]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other assets	Other liabilities
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	$ 83,107	$ 128,126
Securities available for sale	268,120	162,258
Securities held to maturity	6,420	7,390
Loans, net	1,037,349	944,544
Interest rate swap derivatives	656	1,147
Accrued interest receivable	4,805	3,606
Financial Liabilities [Abstract]
Deposits	1,275,760	1,127,468
Other borrowed funds	38,815	45,799
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	657	1,147
Accrued interest payable	5,234	6,597
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	83,107	128,126
Securities available for sale	168,030	50,297
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	881,290	748,013
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	1	1
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	100,090	111,961
Securities held to maturity	3,651	4,281
Loans, net	0	0
Interest rate swap derivatives	656	1,147
Accrued interest receivable	1,540	466
Financial Liabilities [Abstract]
Deposits	394,470	379,455
Other borrowed funds	38,815	45,799
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	657	1,147
Accrued interest payable	5,233	6,596
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity	2,769	3,109
Loans, net	1,037,349	944,544
Interest rate swap derivatives	0	0
Accrued interest receivable	3,265	3,140
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0